Note 7 Effect offsetting for derivatives and securities operation (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets [member]
Effect of offsetting for derivatives and securities operation [Line Items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	€ 124,869	€ 99,465	€ 90,645
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	8,866	10,554	3,611
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	116,003	88,911	87,034
Financial instruments gross amount not offset in the consolidated balance sheets	105,998	76,468	77,534
Cash collateral received pledged gross amount not offset in the consolidated balance sheets	10,905	12,431	10,971
Net amount	(900)	11	(1,471)
Liabilities [member]
Effect of offsetting for derivatives and securities operation [Line Items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	149,456	106,149	92,074
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	8,866	10,554	3,584
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	140,590	95,594	88,490
Financial instruments gross amount not offset in the consolidated balance sheets	133,475	84,502	80,698
Cash collateral received pledged gross amount not offset in the consolidated balance sheets	10,757	10,084	10,798
Net amount	(3,642)	1,008	(3,006)
Derivatives [member] | Assets [member]
Effect of offsetting for derivatives and securities operation [Line Items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	44,641	52,354	36,349
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	8,866	10,554	3,611
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	35,775	41,800	32,737
Financial instruments gross amount not offset in the consolidated balance sheets	24,948	29,251	22,524
Cash collateral received pledged gross amount not offset in the consolidated balance sheets	9,949	11,461	8,758
Net amount	878	1,088	1,456
Derivatives [member] | Liabilities [member]
Effect of offsetting for derivatives and securities operation [Line Items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	44,536	51,767	37,916
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	8,866	10,554	3,584
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	35,670	41,213	34,331
Financial instruments gross amount not offset in the consolidated balance sheets	27,131	31,063	22,524
Cash collateral received pledged gross amount not offset in the consolidated balance sheets	8,755	9,498	10,119
Net amount	(216)	651	1,688
Reverse repurchase securities borrowing and similar agreements [Member] | Assets [member]
Effect of offsetting for derivatives and securities operation [Line Items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	80,227	47,111	54,296
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	0	0	0
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	80,227	47,111	54,296
Financial instruments gross amount not offset in the consolidated balance sheets	81,050	47,217	55,010
Cash collateral received pledged gross amount not offset in the consolidated balance sheets	956	970	2,213
Net amount	(1,779)	(1,077)	(2,927)
Repurchase securities lending and similar agreements [Member] | Liabilities [member]
Effect of offsetting for derivatives and securities operation [Line Items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	104,920	54,382	54,159
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	0	0	0
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	104,920	54,382	54,159
Financial instruments gross amount not offset in the consolidated balance sheets	106,344	53,439	58,174
Cash collateral received pledged gross amount not offset in the consolidated balance sheets	2,002	586	679
Net amount	€ (3,426)	€ 357	€ (4,694)